CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES
NOTE 18: -	CONVERTIBLE NOTES

On February 14, 2022, the Company issued to Lynrock Lake Master Fund LP a senior unsecured promissory note in an aggregate principal amount of $40 million (the “Note”). The Note is convertible into the company's ordinary shares atan initial conversion rate of 97.0874 ordinary shares per $1,000 of the principal amount being converted (based on an initial conversion price equal to $10.30 per ordinary share). The conversion price decreases by up to two $1 increments if the company elects to extend the maturity of the Note by up to two successive years following the initial maturity date of February 14, 2025. On November 4, 2024, the Company notified Lynrock Lake Master Fund LP extending the maturity till February 14, 2026

In event of a change of control (as defined in the note), the holder of the note has the right to require the company to convert all or a portion of the note to ordinary shares or redeem all (but not less than all) of the outstanding principal amount of the note.

In the event of such a conversion or redemption in connection with a change in control, the company will also be required to pay the holder an amount in cash equal to 6% per annum on the then-outstanding principal amount of the note from the date of such conversion or redemption trough the maturity date, as it may have been extended.

The Convertible Notes consisted of the following as of December 31, 2024:

December 31,
2024
Liability:
Principal	$40,000
Unamortized issuance costs	(27)

Net carrying amount	$39,973

As of the issuing date, the company recorded the issuance costs related to the Note in amount of $596 as a deduction of the liability which will be amortized over 3 years with an annual effective interest rate of the net liability is 0.14%.

The company recorded an amortization expenses related to the issuance costs during the years ended December 31, 2024 and 2023 in amounted of $ 200 and $ 198, respectively.